INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 4 - INVENTORIES
	US dollars
	December 31,
(in thousands)	2020	2019
Finished products	17,626	20,665
Raw materials	4,996	4,872
	22,622	25,537